Document and Entity Information	Aug. 12, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 12, 2022
Entity Registrant Name	SCOTT’S LIQUID GOLD-INC.
Entity Central Index Key	0000088000
Entity Emerging Growth Company	false
Entity File Number	001-13458
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	84-0920811
Entity Address, Address Line One	8400 E. Crescent Parkway
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	(303)
Local Phone Number	373-4860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	On August 12, 2022, the “Company filed the Original Earnings Release to report its financial results for the three months ended June 30, 2022. The Original Earnings Release reflected minimal definitions and reconciliations of non-GAAP financial measures. The Revised Earnings Release includes these definitions and reconciliations. The Company uses the information in the Revised Earnings Release and believes that it is helpful in evaluating our underlying business performance and trends, but this information should be considered as supplemental in nature and is not meant to be considered in isolation or as a substitute for the related financial information prepared in accordance with GAAP A copy of the Revised Earnings Release (Exhibit 99.1) is attached. The information contained in this Item 2.02, including Exhibit 99.1 attached hereto, is being furnished and shall not be deemed to be “filed” for the purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liabilities of that section. Additionally, the information contained in this Item 2.02 or Exhibit 99.1 shall not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except as shall be expressly set forth by specific reference in such filing.